Software, Net	12 Months Ended
Mar. 31, 2023
Software Net [Abstract]
Software, net

8. Software, net

	Estimated	As of March 31,
	Useful Life	2022	2023	2023
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	169	166	2.0
Less: Accumulated amortization		161	165	2.0
Total		8	1	0.0

Aggregate amortization expense for software was INR 37 million, INR 28 million and INR 4 million (US$0.1 million) for the years ended March 31, 2021, 2022 and 2023, respectively.

Estimated amortization expense for the years ending March 31, 2024 is INR 1 million respectively.